Subsequent Events	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENT

Note 14 — Subsequent events

The Company has evaluated material subsequent events through March 2, 2022, the date the consolidated financial statements were available to be issued.

CRO agreements

On January 9 and January 10, 2022, the Company entered into three additional agreements with a clinical research organization to support the Company’s planned Phase 2 clinical studies. The total estimated fees including estimated pass through costs under the agreements amount to USD 63.3 million and are expected to cover services to be provided to the Company until 2024.

Share-based compensation plan

On January 18, 2022, the Company awarded 35,000 Common Shares under the ESPP to certain Executive Officers. The Company estimated the fair value per share to be USD 336.39. The fair value per share was determined with reference to a Business Combination Agreement entered into with Helix on October 4, 2021. The aggregate fair value of the additional grants is approximately USD 11.8 million and the vesting requirements of such awards, follow the ESPP terms and conditions detailed in Note 11 — “Share-based compensation”.

Loan agreement

On February 20, 2022, the Company entered into a convertible loan agreement with Cormorant Private Healthcare Fund IV. L.P. (“Cormorant”), Helix and the BVF Shareholders, pursuant to which Cormorant grants the Company a USD $15,000,000 loan, for the financing of general corporate purposes of the Company, including product and technology development, operations, sales and marketing, management expenses, and salaries. The loan is interest-free and subordinated to all current and future claims of the Company, but ranks senior to existing and future unsecured subordinated obligations of the Company. The loan must be repaid by the Company prior to the earlier of (i) as soon as practicable after the Closing of the Business Combination with Helix, but no later than two business days, and (ii) June 30, 2022. At Closing of the Business Combination with Helix, Cormorant has the option to transfer its rights and obligations to Helix and thereby offset its investment commitment with Helix as a PIPE investor. If the Business Combination is terminated and if prior to June 30, 2022, or prior to repayment of the loan, the Company consummates another equity financing round, Cormorant is entitled to convert the loan into the most senior class of equity securities issued by the Company at a price equal to equal to 80% of the subscription price paid by the investors in such financing round. If the Business Combination is terminated and if the loan has neither been repaid within 30 calendar days of June 30, 2022 nor a voluntary conversion has taken place, the loan shall mandatorily converted into the most senior class of outstanding equity securities of the Company at a price equal to 80% of their fair market value.

Helix Acquisition Corp.[Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENT

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.